Commitments and Contingencies - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	$ 4,200	$ (74,500)	$ (13,000)	$ 13,000	$ 645,000
Mortgage loans held for sale			0
Interest Rate Lock Commitments
Derivatives, Fair Value [Line Items]
Derivative, notional amount			0
Derivative asset, notional amount	$ 838,000	$ 1,400,000	$ 926,000	$ 24,700,000